Supplement dated May 28, 2010 to the following Product Prospectuses dated April 30, 2010:


MultiOption(r) Advisor Variable Annuity
MultiOption(r) Extra Variable Annuity
MultiOption(r) Legend Variable Annuity
Variable Adjustable Life (VAL)
Variable Adjustable Life ? Second Death (VAL-SD)
Variable Adjustable Life Horizon (VAL Horizon)
Variable Adjustable Life Summit (VAL Summit)
Variable Adjustable Life Survivor (VAL Survivor)

Effective June 1, 2010, the Portfolios listed below under the caption ?Old Portfolio Name? are no longer available as they have merged into the Portfolios as shown under the caption ?New Portfolio?.


Old Portfolio Name

Van Kampen LIT Capital Growth Portfolio ? Class II Shares
Van Kampen LIT Comstock Portfolio ? Class II Shares
Van Kampen LIT Growth and Income Portfolio ? Class II Shares
Van Kampen UIF U.S. Mid Cap Value Portfolio ? Class II Shares


New Portfolio

Invesco Van Kampen V.I. Capital Growth Fund ? Series II Shares
Invesco Van Kampen V.I. Comstock Fund ? Series II Shares
Invesco Van Kampen V.I. Growth and Income Fund ? Series II Shares
Invesco Van Kampen V.I. Mid Cap Value Fund ? Series II Shares






Investors should retain this supplement for future reference.
F72805 5-2010